Debt	12 Months Ended
Dec. 31, 2014
Long-term Debt, Current and Noncurrent [Abstract]
Debt
Debt

In February 2014, the Partnership amended its credit facility to increase the borrowing capacity to $750 million. The amended credit facility will expire in February 2019. The credit facility is available to fund working capital requirements and capital expenditures, to purchase assets, to pay distributions, to repurchase units and for general partnership purposes. Subject to certain terms and conditions, the credit facility has an accordion feature that allows the Partnership to increase the available borrowings under the facility by up to an additional $250 million. In addition, the credit facility includes a sublimit up to $75 million for same-day swing line advances and a sublimit up to $150 million for letters of credit. Further, the Partnership has the ability to request that one or more lenders make term loans to it under the credit facility subject to the satisfaction of certain conditions, which term loans will be secured by cash and qualifying investment grade securities. The Partnership’s obligations under the revolving portion of the credit facility are unsecured. The Partnership’s obligations under the credit facility were unconditionally guaranteed by each of the Partnership’s subsidiaries. In January 2015, the Partnership amended its credit facility to, among other things, release its subsidiaries from their guarantee obligations under the credit facility. See Note 17.

During the third quarter of 2014, the Partnership issued 4.00% Senior Notes due August 1, 2024 in the aggregate principal amount of $500 million (the 4.00% Senior Notes). Net proceeds from the offering of $492.3 million, inclusive of a discount of $2.9 million and debt issuance costs of $4.8 million, were used to repay the outstanding borrowings under the Partnership’s credit facility and for general partnership purposes. The 4.00% Senior Notes contain covenants that limit the Partnership’s ability to, among other things, incur certain liens securing indebtedness, engage in certain sale and leaseback transactions, and enter into certain consolidations, mergers, conveyances, transfers or leases of all or substantially all of the Partnership’s assets. At December 31, 2014, the unamortized discount and debt issuance costs were $2.8 million and $4.6 million, respectively.

The payment obligations under the 4.00% Senior Notes were unconditionally guaranteed by each of the Partnership’s subsidiaries that guaranteed the Partnership’s credit facility (other than EQT Midstream Finance Corporation), which entities are referred to as "the Senior Note Guarantors." In connection with the release of the subsidiary guarantors from their guarantees under the credit facility, the Senior Note Guarantors were released from their guarantees of the 4.00% Senior Notes.

As of December 31, 2014, there were no amounts outstanding under the credit facility. During 2014, the maximum amount of outstanding short-term loans at any time was $450 million, the average daily balance of short-term loans outstanding was approximately $119 million and interest was incurred on the loans at a weighted average annual interest rate of 1.67%. The Partnership did not have any short-term loans outstanding at any time during the years ended December 31, 2013 and 2012. For the years ended December 31, 2014, 2013 and 2012, commitment fees of $1.4 million, $0.9 million and $0.4 million, respectively, were paid to maintain credit availability under the Partnership's credit facility. On March 17, 2015, the Partnership borrowed $390.0 million on its credit facility for the NWV Gathering Acquisition. On March 27, 2015, the Partnership used the net proceeds from the sale of additional common units of approximately $91.0 million as discussed in Note 1 to reduce the Partnership's outstanding balance on the credit facility.

The Partnership’s credit facility contains various provisions that, if not complied with, could result in termination of the credit facility, require early payment of amounts outstanding or similar actions. The most significant covenants and events of default under the credit facility relate to maintenance of permitted leverage ratio, limitations on transactions with affiliates, limitations on restricted payments, insolvency events, nonpayment of scheduled principal or interest payments, acceleration of other financial obligations and change of control provisions. Under the credit facility, the Partnership is required to maintain a consolidated leverage ratio of not more than 5.00 to 1.00 (or, not more than 5.50 to 1.00 for certain measurement periods following the consummation of certain acquisitions). As of December 31, 2014, the Partnership was in compliance with all credit facility provisions and covenants.

Prior to the IPO, EQT provided financing to the Partnership generally through intercompany term and demand loans. On June 21, 2012, the term note of $135.2 million was retired.